Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Corporate Bond ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in investment-grade bank loans (including loan participations). Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.
The sixth paragraph of the disclosure under “Principal investment strategies” relating to the fund in the “Fund details” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in investment-grade bank loans (including loan participations). Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock Mortgage-Backed Securities ETF (the fund)
Supplement dated December 11, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
At its meeting held on December 9-11, 2025, the Board of Trustees of the Trust (the Board) approved a change to the principal investment strategies disclosure for the fund.
Accordingly, effective immediately, the following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus:
The fourth paragraph of the disclosure under “Principal investment strategies” for the fund in the “Fund summary” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in non-mortgage-backed securities including other asset-backed securities and collateralized loan obligations (CLOs).
The sixth paragraph of the disclosure under “Principal investment strategies” relating to the fund in the “Fund details” section of the Prospectus is amended and restated in its entirety as follows:
The fund may invest up to 20% of its net assets in non-mortgage-backed securities including other asset-backed securities and collateralized loan obligations (CLOs).
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.